Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about contractual maturities of financial liabilities [Table Text Block]
Year of expiry	Accounts payable and accrued liabilities	Total
Within 1 year	$1,277,642	$1,277,642